Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Beacon Institutional Funds Trust
Entity Central Index Key	0001700933
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000186839
Shareholder Report [Line Items]
Fund Name	Diversified Fund
Class Name	AAL
Trading Symbol	ZABDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Diversified Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAL	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42% [1]
AssetsNet	$ 597,129,616
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 975,643
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$597,129,616
# of Portfolio Holdings	535
Portfolio Turnover Rate	45%
Total Management Fees Paid	$975,643

Holdings [Text Block]

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Netherlands	1.2
Republic of Korea	1.2
China	1.2
Taiwan	1.4
Canada	1.9
France	2.0
Japan	2.5
Germany	2.6
United Kingdom	3.9
United States	77.9

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.1
Utilities	5.1
Consumer Staples	5.1
Communication Services	5.8
Materials	6.8
Energy	6.8
Consumer Discretionary	7.2
Health Care	10.6
Industrials	14.7
Information Technology	17.1
Financials	19.7

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Diversified Financial Services	0.8
Insurance	0.9
Pharmaceuticals	1.1
Telecommunications	1.6
Media	1.6
Banks	4.1
Electric	4.6
Asset-Backed Obligations	7.8
U.S. Agency Mortgage-Backed Obligations	32.3
U.S. Treasury Obligations	38.1

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	43.2
Foreign Common Stocks	18.9
U.S. Treasury Obligations	12.3
U.S. Agency Mortgage-Backed Obligations	10.4
Investment Companies	5.2
Corporate Obligations	4.7
Asset-Backed Obligations	2.5
Foreign Corporate Obligations	1.7
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3
Collateralized Mortgage Obligations	0.2
Foreign Sovereign Obligations	0.2
Foreign Preferred Stocks	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Floating Rate Notes, 3.722%, Due 1/31/2028	2.8
U.S. Treasury Floating Rate Notes, 3.813%, Due 10/31/2027	2.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	1.9
U.S. Treasury Notes, 3.750%, Due 8/31/2026	1.8
U.S. Treasury Notes, 3.500%, Due 2/28/2031	1.1
Siemens Energy AG	0.9
Medtronic PLC	0.9
Microchip Technology, Inc.	0.9
U.S. Treasury Bonds, 4.750%, Due 8/15/2055	0.9
U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2056	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

[1]	Annualized.